FAIR VALUE MEASUREMENTS (Details 2) (USD $)			3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Auction rate securities security	Dec. 31, 2011 Auction rate securities	Dec. 31, 2010 Auction rate securities	Dec. 31, 2011 Contingent Consideration Arrangement	Dec. 31, 2009 Derivative asset - Contingent Value Right
Changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at the beginning of the period, assets			$ 13,100,000	$ 13,100,000	$ 12,635,000
Total net (losses) gains (realized and unrealized) included in other comprehensive income, assets				(2,230,000)	465,000
Settlements, assets				(5,000,000)
Balance at the end of the period, assets				5,870,000	13,100,000
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Fair value at date of acquisition, liabilities						(40,000,000)
Settlements, liabilities						30,000,000
Balance at the end of the period, liabilities						(10,000,000)
Auction rate securities
Number of auction rate securities redeemed			1
Redeemed at par value			5,000,000
Cost basis				10,000,000	15,000,000
Gross unrealized losses	37,000	246,000		4,100,000	1,900,000
Loss included in earnings							$ 57,200,000